CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive income tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0